CONVERTIBLE PROMISSORY NOTES (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	May 31, 2021
Short-Term Debt [Line Items]
Gain (Loss) on Extinguishment of Debt	$ 1,321,450
Amortization of Debt Issuance Costs	$ 70,647
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Weighted Average Volatility Rate	88.98%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	0.86%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term	5 years 9 months
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.00%	0.00%
Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Convertible Notes Payable			$ 4,250,000